Segment reporting	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of the company’s segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the table below are stated in million US dollar, except volume (million hls). The information presented is for the six-month
period ended 30 June 2023 and 2022, except for segment assets
(non-current)
with comparatives at 31 December 2022.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Volume	47	51	72	72	76	77	43	43	50	45	-	-	288	289
Revenue	7 926	8 192	7 573	6 693	5 849	5 333	4 070	3 940	3 679	3 471	236	399	29 333	28 027
Profit from operations	2 131	2 570	2 781	2 416	1 241	1 234	618	667	944	879	(749)	(766)	6 965	7 000
Net finance income/(cost)													(3 223)	(2 268)
Share of results of associates													105	129
Exceptional share of results of associates													-	(1 143)
Income tax expense													(1 192)	(1 244)
Profit													2 655	2 474

Segment assets (non-current)	63 278	63 379	72 260	66 262	15 598	14 297	29 103	30 918	11 800	12 397	2 828	2 505	194 868	189 757
Gross capex	216	222	561	537	402	414	393	329	246	214	288	288	2 107	2 002
For the
six-month
period ended 30 June 2023, net revenue from the beer business amounted to 26 071m US dollar (30 June 2022: 25 063m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 3 262m US dollar (30 June 2022: 2 964m US dollar).